Note 41	6 Months Ended
Jun. 30, 2026
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Text Block]	Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the condensed consolidated income statements is as follows:

IMPAIRMENT OR REVERSAL OF IMPAIRMENT ON FINANCIAL ASSETS NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS OR NET GAINS BY MODIFICATION (MILLIONS OF EUROS)

	June 2026	June 2025
Financial assets at fair value through other comprehensive income - debt securities	3	(33)
Financial assets at amortized cost	3,493	2,794
Of which: recovery of written-off assets by cash collection	(302)	(228)
Total	3,497	2,761